Pension and other PostRetirement Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) Y	Dec. 31, 2017 CAD ($) Y
Minimum
Pension and other PostRetirement Benefits,
Annual contribution (as a percent)	5.00%
Maximum
Pension and other PostRetirement Benefits,
Annual contribution (as a percent)	11.50%
Defined benefits pension plans
Change in benefit obligation
Disposal (note 33)		$ (69)
Experience (gain) loss arising on plan liabilities	$ 26	(2)
Defined benefits pension plans | Obligations
Change in benefit obligation
Benefit obligation at beginning of year	6,717	6,280
Obligations acquired through acquisition (note 31)	185
Current service costs	235	193
Plan participants' contributions	15	14
Benefits paid	(296)	(294)
Interest costs	236	236
Foreign exchange	14	(2)
Settlements	5	7
Experience (gain) loss arising on plan liabilities	(26)	2
Actuarial gain arising from changes in demographic assumptions	(1)	(4)
Actuarial (gain) loss arising from changes in financial assumptions	(354)	354
Benefit obligation at end of year	6,730	6,717
Defined benefits pension plans | Plan assets
Change in benefit obligation
Benefit obligation at beginning of year	(5,799)	(5,356)
Obligations acquired through acquisition (note 31)	153
Employer contributions	182	160
Plan participants' contributions	(15)	(14)
Benefits paid	273	269
Interest costs	(201)	(200)
Disposal (note 33)		71
Foreign exchange	(14)	3
Settlements	(5)	(7)
Administrative costs	2	2
Return on plan assets (less than) greater than discount rate	(299)	407
Benefit obligation at end of year	(5,795)	(5,799)
Net unfunded obligation	(935)	(918)
Defined benefits other post retirement benefits
Change in benefit obligation
Disposal (note 33)		(9)
Experience (gain) loss arising on plan liabilities	18	12
Defined benefits other post retirement benefits | Obligations
Change in benefit obligation
Benefit obligation at beginning of year	597	587
Obligations acquired through acquisition (note 31)	8
Current service costs	13	14
Benefits paid	(23)	(21)
Interest costs	21	22
Foreign exchange	1	(1)
Experience (gain) loss arising on plan liabilities	(18)	(12)
Actuarial gain arising from changes in demographic assumptions		(9)
Actuarial (gain) loss arising from changes in financial assumptions	(42)	26
Benefit obligation at end of year	557	597
Defined benefits other post retirement benefits | Plan assets
Change in benefit obligation
Net unfunded obligation	$ (557)	$ (597)
Pension and Other Post Retirement Benefits | Canada
Change in benefit obligation
Percentage of net unfunded obligations	60.00%	67.00%
Pension and Other Post Retirement Benefits | Canada | Weighted average
Change in benefit obligation
Weighted average duration of defined benefit obligation | Y	13.70	13.91